Retirement benefits - Summary of Defined Benefit Schemes Amounts Recognised In Statement of Comprehensive Income (Detail) - Defined benefit pension plans [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Remeasurements of the net defined benefit obligation:-
Actuarial losses /(gains) arising from changes in financial assumptions	₨ 283	$ 4	₨ (64)	₨ 15
Actuarial losses/(gains) arising from experience adjustments	163	2	409	(58)
Actuarial (gains)/losses arising from changes in demographic assumptions	(14)	0	15
Acturial losses on Plan assets (excluding amounts included in net interest cost)	12	0	29	12
Remeasurement of the net defined benefit liability	₨ 444	$ 6	₨ 389	₨ (31)